RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Sales to related party

Sales to related party – sales to related party consisted of the following:

	For the six months ended December 31,
	2020	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥85,657	¥—	$—
Total revenues from related party	¥85,657	¥—	$—

Schedule of Prepaid expenses related parties prepaid expenses

	For the six months ended December 31,
	2020	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥85,657	¥—	$—
Total revenues from related party	¥85,657	¥—	$—

Schedule of leases from related parties

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the Founders	April 1, 2020 - March 31, 2022	¥40,000	$6,288
BHD	One of the Founders	January 3, 2022- Dec 31, 2022	31,667	4,978
BHD	One of the Founders	January 1, 2022- Dec 31, 2022	22,500	3,537
BHD	Founders’ family member	January 1, 2022- Dec 31, 2022	16,667	2,620